       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2001

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Bank Notes  4.5%
$     6,000   First Union National Bank
               6.77%, 6/4/01                                        $    6,001,204
     43,000   Lasalle Bank N.A.
               5.70%, 7/5/01                                            43,000,000
     75,000   National City Bank of Cleveland
               6.53%, 12/4/01                                           75,000,000
                                                                    --------------
                                                                       124,001,204
-------------------------------------------------------------------------------------
Certificates Of Deposit - Domestic  2.0%
     55,000   Southtrust Bank N.A.
               6.67%, 3/19/01                                           55,000,680
-------------------------------------------------------------------------------------
Certificates Of Deposit - Eurodollar  9.6%
     50,000   Bank Of Scotland
               5.82%, 3/8/01                                            50,006,131
              Commerzbank AG
      4,200   6.70%, 2/12/01                                             4,199,702
      3,000   6.76%, 2/22/01                                             2,999,721
     30,000   6.63%, 3/14/01                                            29,999,854
     50,000   6.50%, 5/8/01                                             50,000,000
     85,000   Halifax PLC
               5.51%, 7/16/01                                           85,006,947
     42,000   Svenska Handelbanken AB
               5.28%, 7/31/01                                           42,003,935
                                                                    --------------
                                                                       264,216,290
-------------------------------------------------------------------------------------
Certificates Of Deposit - Yankee  13.5%
     75,000   Bank of Nova Scotia
               5.72%, 7/5/01                                            75,000,000
     75,000   BNP Paribas
               5.48%, 7/18/01                                           75,000,000
      3,000   Bayerische Hypotheken
               6.725%, 2/14/01                                           3,000,020

    See Notes to Financial Statements                                      5

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
$    80,000   Deutsche Bank
               5.80%, 4/5/01                                        $   80,000,000
     15,000   First Bank of Tennessee
               6.42%, 2/28/01                                           15,007,912
     50,000   Landesbk Baden-Wurtt
               5.51%, 7/19/01                                           50,002,270
     75,000   HSBC USA
               6.03%, 2/5/01                                            75,000,000
                                                                    --------------
                                                                       373,010,202
-------------------------------------------------------------------------------------
Commercial Paper  42.6%
     40,000   ALCOA, Inc.
               6.38%, 2/22/01                                           39,851,133
              Allianz Of America Finance Corp.
      7,609   5.75%, 2/27/01                                             7,577,402
      2,367   5.75%, 2/28/01                                             2,356,792
     66,000   5.62%, 3/22/01                                            65,495,137
     25,496   Banc One Financial Corp.
               6.51%, 2/15/01                                           25,431,453
     34,000   Barton Capital Corp.
               6.00%, 2/7/01                                            33,966,000
     20,328   BBL N.A. Funding Corp.
               5.65%, 2/1/01                                            20,328,000
     60,100   BCI Funding Corp.
               6.05%, 2/2/01                                            60,089,900
     50,000   Bellsouth Telecomm, Inc.
               6.40%, 2/28/01                                           49,760,000
              Black Forest Funding Corp.
     36,000   5.87%, 2/14/01                                            35,923,690
     29,000   5.87%, 2/15/01                                            28,933,799
     45,000   Brahms Funding Corp.
               5.70%, 3/5/01                                            44,772,000
     10,000   Centric Capital Corp.
               6.53%, 2/22/01                                            9,961,908
     10,000   Clark County Pollution Corp.
               6.48%, 2/22/01                                            9,962,200

    6                                      See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
$    23,500   Countrywide Funding Corp.
               5.75%, 2/1/01                                        $   23,500,000
              Daimlerchrysler N.A. Holdings, Inc.
     50,000   6.50%, 2/14/01                                            49,882,639
      7,900   6.52%, 3/21/01                                             7,831,323
     45,000   6.52%, 3/26/01                                            44,568,050
     16,000   Danske Corp.
               6.52%, 2/16/01                                           15,956,533
              Den Norske Bank
     18,000   6.53%, 2/20/01                                            17,937,965
     14,000   5.87%, 6/25/01                                            13,671,280
     24,000   Dexia CLF Finance Co.
               6.52%, 2/6/01                                            23,978,267
     50,000   Edison Asset Securitization LLC
               6.31%, 3/22/01                                           49,570,569
     10,651   Enterprise Funding Corp.
               6.60%, 2/14/01                                           10,625,615
     33,000   Falcon Asset Securitization Corp.
               6.48%, 2/13/01                                           32,928,720
              Forrestal Funding Master Trust
      9,000   6.45%, 2/27/01                                             8,958,075
     20,470   6.50%, 3/23/01                                            20,285,201
              General Electric Cap. Corp.
     21,500   6.47%, 2/14/01                                            21,449,768
     33,900   6.46%, 3/1/01                                             33,729,671
     53,000   6.25%, 3/8/01                                             52,677,951
     13,000   Lone Star Funding LLC
               5.62%, 4/18/01                                           12,845,762
     26,286   Market Street Funding Corp.
               6.00%, 2/6/01                                            26,264,095
     20,000   Merck & Co., Inc.
               5.75%, 2/1/01                                            20,000,000
     22,000   Nationwide Anglia Building Society
               6.17%, 4/4/01                                            21,766,226
     50,000   Nordbanken N.A., Inc.
               5.35%, 7/17/01                                           48,766,528

    See Notes to Financial Statements                                      7

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
$    20,000   Old Line Funding Corp.
               6.05%, 2/1/01                                        $   20,000,000
     20,000   PNC Funding Corp.
               6.59%, 2/28/01                                           19,901,150
     15,145   Preferred Receivables Funding Corp.
               5.70%, 3/19/01                                           15,034,694
      9,000   Robert Bosch Corp.
               6.40%, 3/19/01                                            8,926,400
     27,000   Sheffield Receivables Corp.
               5.95%, 2/20/01                                           26,915,213
              UBS Finance LLC
     25,966   5.79%, 2/1/01                                             25,966,000
     20,000   6.32%, 3/26/01                                            19,813,911
     30,000   Variable Funding Capital Corp.
               6.27%, 3/20/01                                           29,754,425
     14,470   Volkswagon of America, Inc.
               5.70%, 2/1/01                                            14,470,000
                                                                    --------------
                                                                     1,172,385,445
-------------------------------------------------------------------------------------
Loan Participations  0.7%
      7,000   Axa Financial, Inc.
               6.00%, 2/20/01                                            7,000,000
      7,179   Cargill Global Funding PLC
               5.65%, 2/1/01                                             7,179,000
      3,613   Verizon Global Funding Corp.
               5.70%, 2/1/01                                             3,613,000
                                                                    --------------
                                                                        17,792,000
-------------------------------------------------------------------------------------
Time Deposit - Eurodollar  2.1%
     58,000   BNP Paribas
               5.75%, 2/1/01                                            58,000,000
-------------------------------------------------------------------------------------
U.S. Government Agency  1.7%
     14,000   Federal Home Loan Bank
               5.69%, 4/4/01                                            13,862,808
     34,000   Federal National Mortgage Association
               6.63%, 11/14/01                                          33,998,954
                                                                    --------------
                                                                        47,861,762

    8                                      See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Medium - Term Obligations  3.9%
              Bank One Corp.
$    10,000   6.66%, 7/2/01                                         $   10,005,189
     22,000   6.77%, 9/17/01                                            22,029,582
     36,950   Hertz Corp.
               7.00%, 4/15/01                                           36,962,883
     37,000   Merita Bank Ltd.
               5.26%, 8/1/01                                            37,001,812
      2,000   Norwest Corp.
               8.15%, 11/1/01                                            2,026,339
                                                                    --------------
                                                                       108,025,805
-------------------------------------------------------------------------------------
Variable Rate Instruments(b)  22.0%
              American Express Centurion Notes
     75,000   6.48%, 10/5/01                                            75,000,000
     20,000   5.96%, 11/20/01                                           20,021,042
              Associates Corp. N.A., Notes
     50,000   6.53%, 2/7/01                                             49,945,583
     25,000   6.50%, 3/9/01                                             24,837,500
      5,000   6.85%, 8/27/01                                             5,003,068
              Bank of America Corp.,
               Notes,
     43,700   6.62%, 12/17/01                                           43,732,663
              Sr. Notes,
     10,000   6.78%, 5/25/01                                            10,008,357
     18,000   6.65%, 9/4/01                                             18,014,486
      5,000   5.81%, 10/26/01                                            5,007,488
              Bank One Corp.,
               Notes,
     43,000   6.22%, 9/7/01                                             43,042,123
      5,000   6.76%, 12/17/01                                            5,007,252
     10,000   5.68%, 1/24/02                                            10,009,461
              Sr. Notes,
      5,000   6.61%, 3/12/01                                             5,000,383
      7,950   6.60%, 3/23/01                                             7,959,654
      5,000   6.52%, 4/4/01                                              5,001,450

    See Notes to Financial Statements                                      9

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Bank One Corp.,
               Sr. Notes,
$     5,000   6.59%, 9/21/01                                        $    5,002,085
      3,800   6.74%, 9/21/01                                             3,805,117
     15,000   Commerzbank AG, Notes
               5.83%, 3/19/01                                           14,999,033
      4,000   First Union National Bank, Notes
               6.79%, 5/4/01                                             4,003,266
      2,500   First USA Bank, Notes
               6.755%, 3/2/01                                            2,500,204
     10,000   Fleet National Bank,
               Notes,
               6.36%, 9/27/01                                           10,018,707
      5,000   Sr. Notes,
               5.845%, 10/9/01                                           5,005,199
     12,200   Fleetboston Financial Corp., Sr. Notes
               6.48%, 3/13/01                                           12,198,431
              Merrill Lynch & Co., Notes
      9,000   5.88%, 9/14/01                                             9,000,501
     24,000   5.82%, 10/11/01                                           23,990,272
      9,000   6.84%, 11/1/01                                             9,011,086
     27,000   6.59%, 12/10/01                                           27,000,000
     50,000   MetLife Funding, Inc., Notes
               6.48%, 4/2/01                                            50,000,000
      5,000   SMM Trust, Notes
               6.58%, 12/13/01                                           5,000,000
     46,000   Unilever Capital Corp., Notes
               6.71%, 9/7/01                                            46,006,675
      4,000   United Omaha Life, Notes
               6.84%, 3/5/01                                             4,000,000
      5,000   US Bancorp, Sr. Notes
               6.01%, 3/21/01                                            5,001,204
     10,000   US Bank, Sr. Notes
               6.11%, 11/21/01                                          10,017,220

    10                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2001 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
$    32,000   Wells Fargo Company, Notes
               6.78%, 9/15/01                                       $   32,041,469
                                                                    --------------
                                                                       606,190,979
                                                                    --------------
              Total Investments  102.6%
               (amortized cost $2,826,484,367(a))                    2,826,484,367
                                                                    --------------
              Liabilities in excess of other assets  (2.6%)            (72,448,495)
                                                                    --------------
              Net Assets  100%                                      $2,754,035,872
                                                                    --------------
                                                                    --------------

------------------------------
(a) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
AB--Antiebolay (Swedish Stock Company).
AG--Aktiengesellscaft (German Stock Company).
LLC--Limited Liability Company.
PLC--Public Limited Company (British Corporation).
    See Notes to Financial Statements                                     11

       Prudential Core Investment Fund      Taxable Money Market Series
             Statement of Assets and Liabilities

                                                                  January 31, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                              $2,826,484,367
Cash                                                                        1,470
Interest receivable                                                    10,360,898
Deferred offering costs                                                    10,000
                                                                  ----------------
      Total assets                                                  2,836,856,735
                                                                  ----------------
LIABILITIES
Payable for investments purchased                                      79,011,907
Dividend payable                                                        3,685,017
Accrued expenses                                                           94,307
Management fee payable                                                     29,632
                                                                  ----------------
      Total liabilities                                                82,820,863
                                                                  ----------------
NET ASSETS                                                         $2,754,035,872
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Common stock, at par                                            $    2,754,036
   Paid-in capital in excess of par                                 2,751,274,336
                                                                  ----------------
                                                                    2,754,028,372
   Undistributed net investment income                                      7,500
                                                                  ----------------
Net assets at January 31, 2001                                     $2,754,035,872
                                                                  ----------------
                                                                  ----------------
   Net asset value, offering price and redemption price per
      share ($2,754,035,872 / 2,754,035,872 shares of $.001
      par value common stock issued and outstanding)                        $1.00
                                                                  ----------------
                                                                  ----------------

    12                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Statement of Operations

                                                             September 18, 2000(a)
                                                                    through
                                                                January 31, 2001
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                       $ 52,861,987
                                                             ----------------------
Expenses
   Management fee                                                      130,000
   Custodian's fees and expenses                                        38,000
   Transfer agent's fees and expenses                                   34,000
   Audit fee                                                            25,000
   Reports to shareholders                                              12,000
   Legal fees and expenses                                              10,000
   Organizational expenses                                              10,000
   Amortization of offering expenses                                     6,700
   Directors' fees and expenses                                          5,000
   Miscellaneous                                                         1,750
                                                             ----------------------
      Total expenses                                                   272,450
                                                             ----------------------
Net investment income                                               52,589,537
                                                             ----------------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                            10,778
                                                             ----------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 52,600,315
                                                             ----------------------
                                                             ----------------------
------------------------------
(a) Commencement of investment operations.

    See Notes to Financial Statements                                     13

       Prudential Core Investment Fund      Taxable Money Market Series
             Statement of Changes in Net Assets

                                                             September 18, 2000(a)
                                                                    through
                                                               January 31, 2001
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                                       $      52,589,537
   Net realized gain on investment transactions                           10,778
                                                             ---------------------
   Net increase in net assets resulting from operations               52,600,315
                                                             ---------------------
Dividends and distributions (Note 1)                                 (52,600,315)
                                                             ---------------------
Series share transactions (at $1 per share)
   Net proceeds from shares subscribed                            11,618,943,333
   Net asset value of shares issued to shareholders in
      reinvestment of dividends and distributions                     47,073,399
   Cost of shares reacquired                                      (8,911,980,860)
                                                             ---------------------
   Net increase in net assets from Series share
      transactions                                                 2,754,035,872
                                                             ---------------------
Total increase                                                     2,754,035,872
NET ASSETS
Beginning of period                                                           --
                                                             ---------------------
End of period                                                  $   2,754,035,872
                                                             ---------------------
                                                             ---------------------
------------------------------
(a) Commencement of investment operations.

    14                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Notes to Financial Statements
      Prudential Core Investment Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund consists of six series--the Taxable Money Market Series (the 'Series'), the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The investment objective of the Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Series investment advisors. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.
      Securities Valuation:    The Series values portfolio securities at
amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.
      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual
                                                                          15

       Prudential Core Investment Fund      Taxable Money Market Series
             Notes to Financial Statements Cont'd.
basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.
      Dividends and Distributions:    The Series declares all of its net
investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. The Series does not expect to realize long-term capital gains or losses.
      Offering and Organization Expenses:    Approximately $10,000 was incurred
and expensed in connection with the organization of the Fund. Offering costs of approximately $20,000 are being amortized ratably over a period of twelve months from the date the Series commenced investment operations.
      Reclassification of Capital Accounts:    The Fund accounts and reports for
distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income and decrease paid-in capital by in excess of par $7,500, due to the certain expenses not deductible for tax purposes. Net investment income, net realized gains and net assets were not affected by this change.
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Series. The Fund bears all other costs and expenses.
      For its services, PIFM will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily and paid monthly. For the period ended January 31, 2001, the costs were 0.017% of the Series' average daily net assets.
    16

       Prudential Core Investment Fund      Taxable Money Market Series
             Notes to Financial Statements Cont'd.
PIFM is an indirect, wholly owned subsidiary of the Prudential Insurance Company of America ('Prudential').
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly owned subsidiary of Prudential, serves as the Series' transfer agent. During the year ended January 31, 2001, the Series incurred fees of $33,000 for the services of PMFS. As of January 31, 2001, $8,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.
Note 4. Capital
Shares of the Series are available only to investment companies managed by PIFM and certain investment advisory clients of the subadvisor. At January 31, 2001 100% of the shares outstanding were owned by such entities.
                                                                          17

       Prudential Core Investment Fund      Taxable Money Market Series
             Financial Highlights

                                                            September 18, 2000(a)
                                                                   through
                                                               January 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                              $     1.00
                                                                ------------
Net investment income and net realized gains                             .02
Dividends and distributions to shareholders                             (.02)
                                                                ------------
Net asset value, end of period                                    $     1.00
                                                                ------------
                                                                ------------
TOTAL RETURN(b):                                                        2.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                   $2,754,036
Average net assets (000)                                          $2,150,413
Ratios to average net assets:
   Expenses                                                              .03%(c)
   Net investment income                                                6.58%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(c) Annualized.
    18                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Report of Independent Accountants

To the Shareholders and Board of Trustees of Prudential Core Investment Fund--
Taxable Money Market Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Core Investment Fund--Taxable Money Market Series (the 'Fund') at January 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period September 18, 2000 (commencement of operations) through January 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at January 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
March 21, 2001
                                                                          19